Share-Based Compensation - Estimate Fair Value of Stock Option Awards with Weighted-Average Assumptions (Detail) - Stock Option Awards - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	1.80%	1.70%	2.80%
Expected volatility	24.30%	25.00%	29.00%
Risk-free interest rate	2.70%	2.10%	1.40%
Expected term (in years)	5 years 10 months 5 days	5 years 10 months 5 days	6 years 6 months
Weighted-average grant-date fair value	$ 18.48	$ 18.86	$ 10.46